Consolidated Statements of Financial Position - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Investment properties	$ 191,099,000,000	$ 345,711,000,000
Property, plant and equipment	40,115,000,000	90,054,000,000
Trading properties	1,644,000,000	7,294,000,000
Intangible assets	2,990,000,000	42,344,000,000
Right-of-use assets	4,257,000,000	32,936,000,000
Biological assets	3,247,000,000	2,642,000,000
Investments in associates and joint ventures	12,999,000,000	112,842,000,000
Deferred income tax assets	493,000,000	1,392,000,000
Income tax and MPIT credits	35,000,000	94,000,000
Restricted assets	202,000,000	2,908,000,000
Trade and other receivables	10,715,000,000	41,044,000,000
Investment in financial assets	1,320,000,000	5,280,000,000
Derivative financial instruments	75,000,000	246,000,000
Total non-current assets	269,191,000,000	684,787,000,000
Trading properties	114,000,000	3,479,000,000
Biological assets	6,718,000,000	4,165,000,000
Inventories	10,686,000,000	13,623,000,000
Restricted assets	0	9,326,000,000
Income tax and MPIT credits	164,000,000	460,000,000
Groups of assets held for sale	22,723,000,000	65,812,000,000
Trade and other receivables	1,414,000,000	65,663,000,000
Investment in financial assets	0	27,324,000,000
Financial assets Held For Sale		5,072,000,000
Derivative financial instruments	633,000,000	482,000,000
Cash and cash equivalents	27,529,000,000	151,591,000,000
Total current assets	69,981,000,000	346,997,000,000
TOTAL ASSETS	339,172,000,000	1,031,784,000,000
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	32,446,000,000	37,792,000,000
Non-controlling interest	73,447,000,000	145,683,000,000
TOTAL SHAREHOLDERS' EQUITY	105,893,000,000	183,475,000,000
LIABILITIES
Borrowings	73,233,000,000	481,268,000,000
Deferred income tax liabilities	82,231,000,000	74,301,000,000
Trade and other payables	2,250,000,000	4,485,000,000
Provisions	389,000,000	4,643,000,000
Employee benefits	0	671,000,000
Derivative financial instruments	47,000,000	112,000,000
Lease Liabilities	4,567,000,000	22,821,000,000
Payroll and social security liabilities	135,000,000	371,000,000
Total non-current liabilities	162,852,000,000	588,672,000,000
Trade and other payables	19,585,000,000	53,806,000,000
Borrowings	45,435,000,000	147,780,000,000
Provisions	151,000,000	3,669,000,000
Group of liabilities held for sale	0	35,521,000,000
Payroll and social security liabilities	1,486,000,000	7,037,000,000
Income tax and MPIT liabilities	1,096,000,000	1,238,000,000
Lease liabilities	1,593,000,000	8,503,000,000
Derivative financial instruments	1,081,000,000	2,083,000,000
Total Current liabilities	70,427,000,000	259,637,000,000
TOTAL LIABILITIES	233,279,000,000	848,309,000,000
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 339,172,000,000	$ 1,031,784,000,000